Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended	11 Months Ended			12 Months Ended
	Jan. 28, 2014	Feb. 29, 2016	Jul. 08, 2014	Dec. 11, 2015	Dec. 15, 2014	Dec. 11, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock shares outstanding							73,935	75,069
Common stock shares outstanding							110,468,753	105,831,718
Acquisition of treasury stock, value							$ 252
Restricted common stock
Number of common stock issued to employees				2,540,000	1,151,052
Forfeited shares of common stock							9,319	24,248
Restricted stock units
Number of common stock issued to employees					24,301
Vested stock units							16,960	41,748
Stock options
Exercised number of shares							0	143,189	153,556	29,251	130,578	130,577
Number of common stock issued to employees				1,000,000	1,123,003
Expired							159,828	314,250
Navios Holdings
Total amount of shares issued								$ 643
Number of restricted common stock issued to employees						856,437
Number of restricted stock units issued to employees						30,000
Number of stock options issued to employees						674,809
First stock issuance
Exercised number of shares								15,000
Exercise price								$ 3.18
Second stock issuance
Exercised number of shares								30,303
Exercise price								$ 3.81
Third stock issuance
Exercised number of shares								19,626
Exercise price								$ 5.87
Fourth stock issuance
Exercised number of shares								55,860
Exercise price								$ 5.15
Fifth Stock Issuance
Exercised number of shares								22,400
Exercise price								$ 3.44
American Depositary Shares - The Series G
Sale of Stock-net proceeds	$ 47,846
Preferred stock shares outstanding							20,000	20,000
American Depositary Shares - The Series H
Sale of Stock-net proceeds			$ 115,756
Preferred stock shares outstanding							48,000	48,000
Convertible preferred stock
Conversion of Stock, Shares converted							1,134
Preferred stock shares outstanding							5,935	7,069
Common Stock
Converted Shares of Common Stock							1,134,000	1,410,000
Acquisition of treasury stock, shares							199,324
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount							$ 25,000
Acquisition of treasury stock, shares							199,324
Acquisition of treasury stock, value							$ 252
Subsequent event | Share Repurchase Program | Common Stock
Acquisition of treasury stock, shares		1,147,908
Acquisition of treasury stock, value		$ 1,071